Convertible Promissory Notes (Details) - Schedule of maturities of long-term debt - USD ($)	Sep. 30, 2022	Dec. 31, 2021
Schedule of maturities of long term debt [Abstract]
2023	$ 878,283	$ 3,019,780
2024	2,034,700	62,275
2025	13,772
Total	$ 2,926,755	$ 3,082,055